Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of offsetting of financial liabilities [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities
Santander UK engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables below do not purport to represent Santander UK’s actual credit exposure.

								Group
	Amounts subject to enforceable netting arrangements						Assets not subject to enforceable netting arrangements(2)
	Effects of offsetting on balance sheet			Related amounts not offset
	Gross amounts	Amounts offset	Net amounts on balance sheet	Financial instruments	Financial collateral(1)	Net amount		Balance sheet total(3)
2021	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivative financial assets	2,832	(1,221)	1,611	(754)	(693)	164	72	1,683
Reverse repurchase, securities borrowing & similar agreements:
–Amortised cost	14,882	(2,199)	12,683	(435)	(12,248)	—	—	12,683
–Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks⁽⁴⁾	4,251	(923)	3,328	—	—	3,328	207,935	211,263
	21,965	(4,343)	17,622	(1,189)	(12,941)	3,492	208,007	225,629
Liabilities
Derivative financial liabilities	1,955	(1,221)	734	(754)	59	39	43	777
Repurchase, securities lending & similar agreements:
–Amortised cost	13,917	(2,199)	11,718	(435)	(11,283)	—	—	11,718
–Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks⁽⁴⁾	8,609	(923)	7,686	—	—	7,686	219,095	226,781
	24,481	(4,343)	20,138	(1,189)	(11,224)	7,725	219,138	239,276

2020
Assets
Derivative financial assets	5,071	(1,754)	3,317	(782)	(1,840)	695	89	3,406
Reverse repurchase, securities borrowing & similar agreements:
–Amortised cost	26,084	(6,485)	19,599	(129)	(19,470)	—	—	19,599
–Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks⁽⁴⁾	7,454	(1,073)	6,381	—	—	6,381	204,051	210,432
	38,609	(9,312)	29,297	(911)	(21,310)	7,076	204,140	233,437
Liabilities
Derivative financial liabilities	3,261	(1,754)	1,507	(782)	(551)	174	77	1,584
Repurchase, securities lending & similar agreements:
–Amortised cost	22,333	(6,485)	15,848	(129)	(15,719)	—	—	15,848
–Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks⁽⁴⁾	11,159	(1,073)	10,086	—	(502)	9,584	206,007	216,093
	36,753	(9,312)	27,441	(911)	(16,772)	9,758	206,084	233,525
(1)Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’. ’.
(4)The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.